Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
	For the Years Ended December 31,
	2022	2021	2020
United states income tax rate	21.00%	21.00%	-
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	8.50%	8.50%	8.50%
Effect of additional deduction on R&D expense and salary for disabled workers	0.00%	0.00%	0.00%
Effect of expenses not deductible for tax purposes	-17.41%	-17.38%	-2.43%
Valuation allowance recognized with respect to the loss in subsidiaries	-28.59%	-28.52%	-22.57%
Other	-0.00%	-0.10%	0.00%
Total	-%	-%	-%

Schedule of deferred tax assets and liabilities
	As of December 31,
	2022	2021
Deferred tax assets, non-current
Net operating loss carrying forward	$6,356,742	$6,557,667
Total deferred tax assets
Valuation allowance	(6,356,742)	(6,557,667)
Total deferred tax assets	$-	$-

	As of December 31,
	2022	2021
Deferred tax liabilities, non-current
Property, plant and equipment	$-	$-
Total deferred tax liabilities	$-	$-